Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Disclosures
Schedule Of Quarterly Financial Information

		Three Months Ended
		March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Revenues	(a) (b)	$67,548	$66,113	$69,278	$165,926
Expenses	(a)	55,452	57,794	84,451	111,674
Net income		11,669	31,230	2,226	17,654
Add: Net loss (income) attributable to noncontrolling interests		578	480	325	(1,990)
Add: Net loss (income) attributable to redeemable
noncontrolling interests		43	67	37	(187)
Net income attributable to W. P. Carey		12,290	31,777	2,588	15,477
Earnings per share attributable to W. P. Carey:
Basic		0.30	0.78	0.06	0.22
Diluted		0.30	0.77	0.06	0.22

Distributions declared per share		0.565	0.567	0.650	0.660

		Three Months Ended
		March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues	(a) (c)	$74,522	$114,674	$74,900	$60,026
Expenses	(a)	47,059	50,550	50,208	49,019
Net income		23,616	81,060	25,258	9,204
Add: Net loss attributable to noncontrolling interests		330	384	581	569
Add: Net income attributable to redeemable
noncontrolling interests		(603)	(1)	(637)	(682)
Net income attributable to W. P. Carey		23,343	81,443	25,202	9,091
Earnings per share attributable to W. P. Carey:
Basic		0.58	2.02	0.62	0.22
Diluted		0.58	1.99	0.62	0.22

Distributions declared per share		0.512	0.550	0.560	0.563